RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Balances With Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Trade payables, other accounts payable and accrued expenses	$ 925	$ 1,148
Trade Receivables	$ 13,117	$ 7,378